Supplement to the
Fidelity® Global Balanced Fund
December 30, 2015
Prospectus

John Lo, Maria Nikishkova, and Andy Weir no longer serve as co-managers of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Geoff Stein (lead portfolio manager) has managed the fund since June 2009.

John Dance (co-manager) has managed the fund since May 2016.

Stephen Dufour (co-manager) has managed the fund since October 2007.

Stefan Lindblad (co-manager) has managed the fund since October 2014.

David Simner (co-manager) has managed the fund since August 2016.

The following information replaces similar information found under the "Principal Investment Risks" heading in the "Investment Details" section.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of individual commodities and the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, and may be subject to the credit risks associated with the issuer or counterparty. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures. In addition, the regulatory and tax environment for commodity linked derivative instruments is evolving, and changes in the regulation or taxation of such investments may have a material adverse impact on the fund.

The following information replaces similar information found in the "Fund Management" section under the "Sub-Adviser(s)" heading.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2014, FMR H.K. had approximately $8.3 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of the Adviser.

FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2015, FIJ had approximately $38.4 million in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section.

John Dance is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

David Simner is co-manager of the fund, which he has managed since August 2016. He also manages other funds. Since 1996, Mr. Simner has worked as a quantitative analyst, director of quantitative research, and portfolio manager.

GBL-16-02 1.855563.119	November 8, 2016

Supplement to the
Fidelity® Global Balanced Fund
Class I
December 30, 2015
Prospectus

John Lo, Maria Nikishkova, and Andy Weir no longer serve as co-managers of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Geoff Stein (lead portfolio manager) has managed the fund since June 2009.

John Dance (co-manager) has managed the fund since May 2016.

Stephen Dufour (co-manager) has managed the fund since October 2007.

Stefan Lindblad (co-manager) has managed the fund since October 2014.

David Simner (co-manager) has managed the fund since August 2016.

The following information replaces similar information found under the "Principal Investment Risks" heading in the "Investment Details" section.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of individual commodities and the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, and may be subject to the credit risks associated with the issuer or counterparty. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures. In addition, the regulatory and tax environment for commodity linked derivative instruments is evolving, and changes in the regulation or taxation of such investments may have a material adverse impact on the fund.

The following information replaces similar information found in the "Fund Management" section under the "Sub-Adviser(s)" heading.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2014, FMR H.K. had approximately $8.3 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of the Adviser.

FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2015, FIJ had approximately $38.4 million in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements the biographical information found in the “Fund Management” section.

John Dance is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

David Simner is co-manager of the fund, which he has managed since August 2016. He also manages other funds. Since 1996, Mr. Simner has worked as a quantitative analyst, director of quantitative research, and portfolio manager.

AGBLI-16-02 1.899424.121	November 8, 2016

Supplement to the
Fidelity® Global Balanced Fund
December 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

John Lo, Maria Nikishkova, and Andy Weir no longer serve as co-managers of the fund. John Dance and David Simner serve as co-managers of the fund. John Dance and David Simner receive compensation for their services. Information regarding portfolio manager compensation, other accounts managed and ownership of securities for Mr. Dance and Mr. Simner will be provided in a subsequently filed statement of additional information.

The following information replaces similar information found in the "Management Contract" section.

Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. Currently, FIA(UK) has day-to-day responsibility for choosing certain types of investments for the fund.

GBLB-16-01 1.850948.114	November 8, 2016

Supplement to the
Fidelity® Global Balanced Fund
Class A, Class T, Class B, Class C and Class I
December 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

John Lo, Maria Nikishkova, and Andy Weir no longer serve as co-managers of the fund. John Dance and David Simner serve as co-managers of the fund. John Dance and David Simner receive compensation for their services. Information regarding portfolio manager compensation, other accounts managed and ownership of securities for Mr. Dance and Mr. Simner will be provided in a subsequently filed statement of additional information.

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

The following information replaces similar information found in the "Management Contract" section.

Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. Currently, FIA(UK) has day-to-day responsibility for choosing certain types of investments for the fund.

AGBL-AGBLIB-16-02 1.893762.114	November 8, 2016

Supplement to the
Fidelity® Global Balanced Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

John Lo, Maria Nikishkova, and Andy Weir no longer serve as co-managers of the fund.

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Geoff Stein (lead portfolio manager) has managed the fund since June 2009.

John Dance (co-manager) has managed the fund since May 2016.

Stephen Dufour (co-manager) has managed the fund since October 2007.

Stefan Lindblad (co-manager) has managed the fund since October 2014.

David Simner (co-manager) has managed the fund since August 2016.

The following information replaces similar information found under the "Principal Investment Risks" heading in the "Investment Details" section.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of individual commodities and the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, and may be subject to the credit risks associated with the issuer or counterparty. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures. In addition, the regulatory and tax environment for commodity linked derivative instruments is evolving, and changes in the regulation or taxation of such investments may have a material adverse impact on the fund.

The following information replaces similar information found in the “Fund Management” section under the "Sub-Adviser(s)" heading.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2014, FMR H.K. had approximately $8.3 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of the Adviser.

FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2015, FIJ had approximately $38.4 million in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements the biographical information found in the “Fund Management” section.

John Dance is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

David Simner is co-manager of the fund, which he has managed since August 2016. He also manages other funds. Since 1996, Mr. Simner has worked as a quantitative analyst, director of quantitative research, and portfolio manager.

AGBL-16-03 1.899423.120	November 8, 2016